ORGANIZATION AND BUSINESS DESCRIPTION - Holding companies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
ORGANIZATION AND BUSINESS DESCRIPTION
Other receivable		$ 198,611
Due to related parties	$ 175,785	$ 141,235
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Property and equipment, net	$ 245,394	$ 194,878
Deferred tax assets	117,091	140,377
Taxes payable	4,486,926	3,274,881
Total revenue	83,467,770	71,452,736	$ 58,546,729
Operating expenses	3,653,854	2,587,180	1,961,214
Net loss	2,804,858	4,021,848	4,565,968
Consolidated Entity, Excluding VIE
ORGANIZATION AND BUSINESS DESCRIPTION
Cash	18,270	1,665,833
Other receivable	23,542	7,729
Due to related parties		198,611
Property and equipment, net	849	1,270
Deferred tax assets		31,579
Other payable and accrued liabilities	4,688	9,044
Operating expenses	2,602,381	869,062	385,098
Net loss	2,602,381	869,062	$ 385,098
Consulting fee receivables	$ 5,400,000	$ 4,900,000